As filed with the Securities and Exchange Commission on March 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 95.54%	Value
	Beverage and Tobacco Product Manufacturing - 3.98%
3,850	Altria Group, Inc.	$189,998
64,700	Coca-Cola Co.	3,114,011
5,800	PepsiCo, Inc.	653,486
		3,957,495
	Broadcasting (Except Internet) - 2.42%
21,600	Walt Disney Co.	2,408,832

	Building Material and Garden Equipment - 0.35%
1,900	Home Depot, Inc.	348,707

	Chemical Manufacturing - 6.98%
22,100	AbbVie, Inc.	1,774,409
10,200	Gilead Sciences, Inc.	714,102
105,002	Pfizer, Inc.	4,457,335
		6,945,846
	Computer and Electronic Product Manufacturing - 7.58%
8,900	Apple, Inc.	1,481,316
22,400	Cisco Systems, Inc.	1,059,296
50,500	Intel Corp.	2,379,560
11,200	QUALCOMM, Inc.	554,624
6,300	Raytheon Co.	1,037,988
10,200	Texas Instruments, Inc.	1,026,936
		7,539,720
	Couriers and Messengers - 0.69%
6,500	United Parcel Service, Inc. - Class B	685,100

	Credit Intermediation and Related Activities - 6.75%
39,400	Bank of America Corp.	1,121,718
27,500	Bank of New York Mellon Corp.	1,438,800
12,200	Citigroup, Inc.	786,412
26,000	JPMorgan Chase & Co.	2,691,000
13,800	Wells Fargo & Co.	674,958
		6,712,888
	Electrical Equipment, Appliance, and Component Manufacturing - 1.77%
26,900	Emerson Electric Co.	1,761,143

	Food Manufacturing - 0.71%
14,800	Kraft Heinz Co.	711,288

	General Merchandise Stores - 7.89%
66,600	Target Corp.	4,861,800
31,200	Walmart, Inc.	2,989,896
		7,851,696
	Health and Personal Care Stores - 4.84%
66,700	Walgreens Boots Alliance, Inc.	4,819,742

	Insurance Carriers and Related Activities - 6.20%
47,000	Allstate Corp.	4,129,890
16,100	American International Group, Inc.	696,003
15,500	MetLife, Inc.	707,885
5,100	Travelers Cos., Inc.	640,254
		6,174,032
	Merchant Wholesalers, Durable Goods - 1.03%
5,100	3M Co.	1,021,530

	Merchant Wholesalers, Non-Durable Goods - 1.03%
10,600	Procter & Gamble Co.	1,022,582

	Oil and Gas Extraction - 0.70%
10,400	Occidental Petroleum Corp.	694,512

	Petroleum and Coal Products Manufacturing - 9.67%
41,200	Chevron Corp.	4,723,580
66,800	Exxon Mobil Corp.	4,895,104
		9,618,684
	Professional, Scientific, and Technical Services - 2.63%
19,500	International Business Machines Corp.	2,621,190

	Publishing Industries (except Internet) - 0.78%
15,700	Twenty-First Century Fox, Inc. - Class A	774,167

	Rail Transportation - 2.75%
17,200	Union Pacific Corp.	2,736,004

	Real Estate - 0.70%
3,800	Simon Property Group, Inc.	692,056

	Support Activities for Mining - 1.60%
12,100	ConocoPhillips	819,049
17,600	Schlumberger, Ltd. (a)	778,096
		1,597,145
	Telecommunications - 6.29%
90,300	AT&T, Inc.	2,714,418
64,300	Verizon Communications, Inc.	3,540,358
		6,254,776
	Transportation Equipment Manufacturing - 8.80%
4,300	Boeing Co.	1,658,166
83,200	Ford Motor Co.	732,160
12,300	General Dynamics Corp.	2,105,391
19,000	General Motors Co.	741,380
2,400	Lockheed Martin Corp.	695,256
23,900	United Technologies Corp.	2,821,873
		8,754,226
	Utilities - 9.40%
7,400	Duke Energy Corp.	649,572
59,800	Exelon Corp.	2,856,048
41,400	Kinder Morgan, Inc.	749,340
9,900	NextEra Energy, Inc.	1,771,902
68,500	Southern Co.	3,329,100
		9,355,962
TOTAL COMMON STOCKS (Cost $88,464,547)	95,059,323

Shares	MONEY MARKET FUNDS - 7.20%	Value
4,824,398	Invesco STIT-Treasury Portfolio - Institutional Class, 2.29% (b)	4,824,398
2,340,450	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.31% (b)	2,340,450
	TOTAL MONEY MARKET FUNDS (Cost $7,164,848)	7,164,848

	Total Investments in Securities (Cost $95,629,395) - 102.74%	102,224,171
	Liabilities in Excess of Other Assets - (2.74)%	(2,728,354)
	TOTAL NET ASSETS - 100.00%	$99,495,817

	(a) U.S. traded security of a foreign issuer.
	(b) Rate shown is the 7-day annualized yield as of January 31, 2019.

Edgar Lomax Value Fund
Notes to Schedule of Investments
January 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$13,578,976	$-	$-	$13,578,976
Information	9,437,775	-	-	9,437,775
Manufacturing	39,288,402	-	-	39,288,402
Mining, Quarrying, and Oil and Gas Extraction	2,291,657	-	-	2,291,657
Professional, Scientific, and Technical Services	2,621,190	-	-	2,621,190
Retail Trade	13,020,145	-	-	13,020,145
Transportation and Warehousing	3,421,104	-	-	3,421,104
Utilities	9,355,962	-	-	9,355,962
Wholesale Trade	2,044,112	-	-	2,044,112
Total Common Stocks	95,059,323	-	-	95,059,323
Money Market Fund	7,164,848	-	-	7,164,848
Total Investments in Securities	$102,224,171	$-	$-	$102,224,171

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.  Transfers between levels are recognized at January 31, 2019, the end of the reporting period.  During the period ended January 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date                                                    3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date                                                    3/27/2019

By (Signature and Title)* /s/Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date                                                    3/25/2019

* Print the name and title of each signing officer under his or her signature.